Derivative Instruments and Hedging Activities - Commitment of Foreign Currency Forward Contracts (Detail) - Dec. 31, 2016 $ in Thousands	USD ($) € / $ NOK / $	NOK € / $ NOK / $	EUR (€) € / $ NOK / $
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)	$ (2,993)
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	75,556
Expected Maturity Amount of Foreign Currency Derivatives in Year Two	$ 12,719
Euro [Member]
Derivative [Line Items]
Average Forward Rate | € / $	0.92	0.92	0.92
Fair Value / Carrying Amount of Asset (Liability)	$ (304)
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	14,879
Expected Maturity Amount of Foreign Currency Derivatives in Year Two	$ 0
Euro [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | €			€ 13,750,000
Norwegian Kroner [Member]
Derivative [Line Items]
Average Forward Rate | NOK / $	8.31	8.31	8.31
Fair Value / Carrying Amount of Asset (Liability)	$ (2,689)
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	60,677
Expected Maturity Amount of Foreign Currency Derivatives in Year Two	$ 12,719
Norwegian Kroner [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK		NOK 610,000,000